                                                     ANNUAL REPORT JUNE 30, 1997
------------------------------------------------------------------------

CUTLER EQUITY INCOME FUND          Cutler & Company, LLC  Forum Financial Corp.
CUTLER APPROVED LIST EQUITY FUND   503 Airport Road         Two Portland Square
                                   Medford, OR 97504      Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present our 1997 Annual Report for the fiscal year ending June 30, 1997. This has been an extraordinary year for the markets, with the S&P 500 Index of Common Stocks showing a total return of 34.68%. We are especially pleased with the results of our Equity Income and Approved List Funds when measured against this market.

Our Equity Income Fund's total return of 37.65% was significantly better than the 26.73% total return of the Lipper Equity Income Index of Funds.* Because of this performance, Lipper Analytical Services awarded the Fund the "A" ranking given to the top 20 percent of Funds in its peer group.+ In fact, we ranked first out of 172 in Lipper's Equity Income category for the period.

The Equity Income Fund also received an A ranking from Lipper for the three year period ending June 30, 1997, and was second among the 97 funds in the category. Morningstar awarded the Fund its Five Star (*****) rating for the same period, placing it in the top 10 percent of the 1997 domestic equity funds monitored by Morningstar.++

Our Approved List Fund also showed good results for the year, outperforming the average of its mutual fund peer group, although it lagged behind the general market somewhat. The Fund's total return of 31.18% was better than the 27.07% total return of the Lipper Growth & Income Index of Funds, but trailing the returns exhibited by the S&P.

We continue to believe that, in times of fluctuating market and economic uncertainty, investors will be rewarded by conservative stock selection with a bias toward companies offering dividend yield and higher market capitalization, and operating with a global reach and in less regulated industries. We appreciate your confidence in our management. As always, if you have any questions, please let us help.

Sincerely,

/s/ Ken Cutler                                  /s/ Brooke Ashland
Kenneth R. Cutler                               Brooke Cutler Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

------------------------

* Past performance is no guarantee of future results. The Lipper Equity Income Fund index is an index of 30 equity income funds; individuals cannot invest directly in this index. Total return reflects reinvestment of all dividends, income and capital gains. Investment return and principal value of an investment in the Cutler Funds will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

+ Lipper classifies mutual funds by investment objectives defined in the Wall Street Journal.

++ Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1997. These ratings are subject to change monthly and are calculated from the Funds three year average annual returns in excess of 90-day Treasury Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill Returns. Ten percent of the funds in an investment category receive 5 stars and the next 22.5 receive 4 stars. During the period reported, fee waivers and expense reimbursements increased the Fund's return.

--------------------------------------------------------------------------------

THE CUTLER TRUST

INVESTMENT ADVISOR'S REPORT JUNE 30, 1997

--------------------------------------------------------------------------------

For the moment, America seems to be enjoying the best of all worlds. Any literate and willing worker can find a job, companies make increasing profits just by intelligently holding out their hand, and miraculously prices don't go up (except for things you buy).

We are dealing with a worldwide flow of financial transactions of such size, and traveling at such speed, as to be only vaguely comprehensible. It is easy to see why irrational exuberance can dance around the margins.

Over many years we have discussed the relationship of the Dow Jones Industrial Average to the Gross Domestic Product. This seems to have served as a "rationality ratio." Two years ago we noted that the Dow was equal to approximately 70% of the GDP expressed in billions. Last year it was 75%, and this year about 97%. The rational parameters seem to be between 60% and 140%. By this measure, however imperfect, the blue-chip sector appears worthy of close attention but not alarm.

It is in this context that we view the performance of the portfolios of The Cutler Trust. Throughout the year, we felt quite confident in owning large, high quality companies capable of participating in, and reflecting the long term growth of, the domestic, and to a growing extent, the global economy. We were also aware, however, that these are also the types of companies with the market liquidity that allows us to shift with change.

EQUITY INCOME FUND

During the year our investment discipline for the Equity Income Fund remained unchanged. We stressed quality, capitalization, and yield biases. Nevertheless, we remained very cautious in our portfolio selection process, and at year end we held 7.9% of the portfolio in U.S. Treasury bills. This liquidity allows us to move quickly in order to add to or rebalance the Fund's holding when the price is right.

Our discipline was rewarded by the Equity Income Fund's excellent performance. For the year ending June 30, 1997, the Fund outperformed the average of its mutual fund peer group as well as the general stock market. The Fund's total return of 37.65% was significantly better than the 26.73% total return of the Lipper Equity Income Index of Funds (in fact, we ranked first out of 172 in that category for the period), and the 34.68% achieved by the S&P 500 Index of Common Stocks.

APPROVED LIST FUND

Our Approved List Fund also showed good results for the year, outperforming the average of its mutual fund peer group, but not the general market. The Fund's total return of 31.18% was better than the 27.07% total return of the Lipper Growth & Income Index of Funds, but lagged the S&P 500.

Our approach to investing for the Approved List Fund remained the same as it has since its inception. We hold the majority of stocks on Cutler's & Company's "approved list." During the year, the companies on this list had a higher market capitalization, lower price to earnings ratio, and higher dividend yield than the companies of the S&P 500. Even though we hold 100 issues in the Fund, we are being quite selective in the levels held in each issue, generally maintaining equal weightings among the Fund's stocks. We remain optimistic on the economic front, with corporate earnings advancing and inflation in check. Should the outlook change, we will respond prudently.

--------------------------------------------------------------------------------

THE CUTLER TRUST

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 1997

--------------------------------------------------------------------------------

These charts reflect a comparison of changes in value of a $10,000 investment in the Cutler Equity Income Fund and Cutler Approved List Equity Fund since inception, including reinvestment of all dividends and distributions, and the performance of the Standard & Poor's 500 composite stock index ("S&P 500"). The index does not reflect expenses, which have been deducted from the Fund's return.

The S&P 500 is a market weighted index composed of 500 large capitalizaton companies and reflects the reinvestment of dividends. Shares may be worth more or less at redemption than at original purchase. Past performance is not predictive nor a guarantee of future results.

                           Cutler Equity Income Fund
                           vs. Standard & Poor's 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     AVERAGE ANNUAL TOTAL RETURN                         VALUE

                                        One Year      Since Inception    6/30/97
Cutler Equity Fund                        37.65%               16.49%   $ 19,888
S&P 500 Index                             34.68%               20.02%   $ 22,735
                                   S&P 500 Index   Cutler Equity Fund
12/31/92                                 $10,000              $10,000
Jan-93                                   $10,084               $9,770
Feb-93                                   $10,221               $9,920
Mar-93                                   $10,437              $10,110
Apr-93                                   $10,184               $9,869
May-93                                   $10,456               $9,979
Jun-93                                   $10,486              $10,045
Jul-93                                   $10,444              $10,135
Aug-93                                   $10,840              $10,549
Sep-93                                   $10,754              $10,585
Oct-93                                   $10,976              $10,838
Nov-93                                   $10,872              $10,534
Dec-93                                   $11,004              $10,509
Jan-94                                   $11,378              $10,733
Feb-94                                   $11,069              $10,315
Mar-94                                   $10,587               $9,896
Apr-94                                   $10,723               $9,999
May-94                                   $10,898              $10,164
Jun-94                                   $10,632               $9,907
Jul-94                                   $10,980              $10,114
Aug-94                                   $11,430              $10,487
Sep-94                                   $11,151              $10,259
Oct-94                                   $11,400              $10,395
Nov-94                                   $10,986              $10,071
Dec-94                                   $11,148              $10,205
Jan-95                                   $11,437              $10,744
Feb-95                                   $11,883              $11,019
Mar-95                                   $12,233              $11,146
Apr-95                                   $12,593              $11,390
May-95                                   $13,095              $11,837
Jun-95                                   $13,399              $11,752
Jul-95                                   $13,843              $11,892
Aug-95                                   $13,878              $11,967
Sep-95                                   $14,463              $12,653
Oct-95                                   $14,411              $12,599
Nov-95                                   $15,043              $13,151
Dec-95                                   $15,333              $13,718
Jan-96                                   $15,854              $13,960
Feb-96                                   $16,002              $13,938
Mar-96                                   $16,156              $14,136
Apr-96                                   $16,394              $14,103
May-96                                   $16,816              $14,336
Jun-96                                   $16,880              $14,447
Jul-96                                   $16,135              $14,046
Aug-96                                   $16,475              $14,180
Sep-96                                   $17,402              $15,016
Oct-96                                   $17,882              $15,824
Nov-96                                   $19,232              $16,745
Dec-96                                   $18,851              $16,226
Jan-97                                   $20,028              $17,234
Feb-97                                   $20,186              $17,739
Mar-97                                   $19,358              $17,147
Apr-97                                   $20,512              $18,061
May-97                                   $21,760              $18,900
Jun-97                                   $22,735              $19,888

                        Cutler Approved List Equity Fund
                           vs. Standard & Poor's 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      AVERAGE ANNUAL TOTAL RETURN                          VALUE

                                         One Year       Since Inception    6/30/97
Cutler Approved List                       31.18%                16.44%   $ 19,851
S&P 500 Index                              34.68%                20.02%   $ 22,735
                                    S&P 500 Index  Cutler Approved List
31-Dec-92                                 $10,000               $10,000
Jan-93                                    $10,084                $9,770
Feb-93                                    $10,221                $9,950
Mar-93                                    $10,437               $10,100
Apr-93                                    $10,184                $9,989
May-93                                    $10,456               $10,150
Jun-93                                    $10,486               $10,165
Jul-93                                    $10,444               $10,055
Aug-93                                    $10,840               $10,478
Sep-93                                    $10,754               $10,352
Oct-93                                    $10,976               $10,544
Nov-93                                    $10,872               $10,392
Dec-93                                    $11,004               $10,499
Jan-94                                    $11,378               $10,661
Feb-94                                    $11,069               $10,356
Mar-94                                    $10,587                $9,995
Apr-94                                    $10,723               $10,108
May-94                                    $10,898               $10,271
Jun-94                                    $10,632               $10,056
Jul-94                                    $10,980               $10,313
Aug-94                                    $11,430               $10,797
Sep-94                                    $11,151               $10,540
Oct-94                                    $11,400               $10,674
Nov-94                                    $10,986               $10,364
Dec-94                                    $11,148               $10,584
Jan-95                                    $11,437               $10,906
Feb-95                                    $11,883               $11,291
Mar-95                                    $12,233               $11,510
Apr-95                                    $12,593               $11,740
May-95                                    $13,095               $12,148
Jun-95                                    $13,399               $12,302
Jul-95                                    $13,843               $12,533
Aug-95                                    $13,878               $12,596
Sep-95                                    $14,463               $13,150
Oct-95                                    $14,411               $13,087
Nov-95                                    $15,043               $13,773
Dec-95                                    $15,333               $14,097
Jan-96                                    $15,854               $14,511
Feb-96                                    $16,002               $14,574
Mar-96                                    $16,156               $14,662
Apr-96                                    $16,394               $14,768
May-96                                    $16,816               $15,055
Jun-96                                    $16,880               $15,132
Jul-96                                    $16,135               $14,481
Aug-96                                    $16,475               $14,727
Sep-96                                    $17,402               $15,551
Oct-96                                    $17,882               $15,883
Nov-96                                    $19,232               $16,869
Dec-96                                    $18,851               $16,478
Jan-97                                    $20,028               $17,254
Feb-97                                    $20,186               $17,653
Mar-97                                    $19,358               $17,074
Apr-97                                    $20,512               $17,982
May-97                                    $21,760               $18,879
Jun-97                                    $22,735               $19,851

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMON STOCK (90.0%)

             BANKS (3.5%)
    21,000   J.P. Morgan & Co., Inc.                                                 $2,191,877
                                                                                     ----------

             CHEMICALS (8.8%)
    20,100   Clorox Co.                                                               2,653,200
    44,800   E.I. du Pont de Nemours & Co.                                            2,816,800
                                                                                     ----------
                                                                                      5,470,000
                                                                                     ----------

             COMPUTER & OFFICE EQUIPMENT (6.4%)
    35,500   Pitney Bowes, Inc.                                                       2,467,250
    25,000   Rockwell International Corp.                                             1,475,000
                                                                                     ----------
                                                                                      3,942,250
                                                                                     ----------

             DRUGS & PHARMACEUTICALS (12.3%)
    36,000   Bristol-Myers Squibb Co.                                                 2,916,000
    28,000   Eli Lilly & Co.                                                          3,060,730
    16,500   Merck & Co., Inc.                                                        1,707,750
                                                                                     ----------
                                                                                      7,684,480
                                                                                     ----------

             ELECTRICAL MACHINERY (8.5%)
    43,000   Emerson Electric Co.                                                     2,367,688
    45,400   General Electric Co.                                                     2,968,025
                                                                                     ----------
                                                                                      5,335,713
                                                                                     ----------

             FINANCIAL SERVICES (4.3%)
    37,200   Marsh & McLennan Cos., Inc.                                              2,655,150
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             FOOD & SOFT DRINKS (6.7%)
    32,000   Campbell Soup Co.                                                       $1,600,000
    55,100   H.J. Heinz Co.                                                           2,541,493
                                                                                     ----------
                                                                                      4,141,493
                                                                                     ----------

             FOREST PRODUCTS (3.0%)
    36,300   Weyerhaeuser Co.                                                         1,887,600
                                                                                     ----------

             GLASS, OTHER BUILDING MATERIALS (3.3%)
    35,000   PPG Industries, Inc.                                                     2,034,375
                                                                                     ----------

             INSTRUMENTS & RELATED PRODUCTS (1.7%)
    14,000   Eastman Kodak Co.                                                        1,074,500
                                                                                     ----------

             LIFE INSURANCE (3.8%)
    36,900   Lincoln National Corp.                                                   2,375,447
                                                                                     ----------

             PETROLEUM PRODUCTS (8.0%)
    32,300   Chevron Corp.                                                            2,388,184
    42,400   Exxon Corp.                                                              2,607,600
                                                                                     ----------
                                                                                      4,995,784
                                                                                     ----------

             PRINTING & PUBLISHING (4.3%)
    27,300   Gannett Co., Inc.                                                        2,695,875
                                                                                     ----------

             SOAPS (2.9%)
    13,000   Procter & Gamble Co.                                                     1,836,250
                                                                                     ----------

             SPECIALITY CHEMICAL PRODUCTS (4.5%)
    27,700   Minnesota Mining & Manufacturing Co.                                     2,825,400
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             TRANSPORTATION EQUIPMENT (4.5%)
    33,800   United Technologies Corp.                                               $2,805,400
                                                                                     ----------

             VOICE & DATA TRANSMISSION (3.5%)
    47,600   BellSouth Corp.                                                          2,207,451
                                                                                     ----------

             TOTAL COMMON STOCK (COST $35,348,941)                                   56,159,045
                                                                                     ----------

             U.S. GOVERNMENT OBLIGATIONS (7.9%)

             U.S. TREASURY BILLS
 5,000,000   5.36% yield, 8/21/97                                                     4,964,088
                                                                                     ----------

             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,964,088)                      4,964,088
                                                                                     ----------

             SHORT TERM HOLDINGS (2.1%)

    24,435   Boston 1784 Institutional US Treasury Money Market Fund                     24,435
 1,306,160   Forum Daily Assets Treasury Fund                                         1,306,160
                                                                                     ----------

             TOTAL SHORT TERM HOLDINGS (COST $1,330,595)                              1,330,595
                                                                                     ----------

             TOTAL INVESTMENTS (100.0%) (COST $41,643,624)                           $62,453,728
                                                                                     ----------
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMON STOCK (93.9%)

             ALCOHOLIC BEVERAGES (0.9%)
     8,000   Anheuser-Busch Cos., Inc.                                               $  335,385
                                                                                     ----------

             AMUSEMENT AND RECREATION SERVICES (0.4%)
     2,000   The Walt Disney Co.                                                        160,500
                                                                                     ----------

             BANKS (6.4%)
     7,535   Banc One Corp.                                                             364,978
     4,200   First Union Corp.                                                          388,500
     3,300   J.P. Morgan & Co., Inc.                                                    344,441
     6,800   NationsBank Corp.                                                          438,600
     7,700   Norwest Corp.                                                              433,125
     5,500   Wachovia Corp.                                                             320,722
                                                                                     ----------
                                                                                      2,290,366
                                                                                     ----------

             BUSINESS SERVICES (0.8%)
     6,400   Automatic Data Processing, Inc.                                            300,800
                                                                                     ----------

             CHEMICALS (7.2%)
     5,100   Air Products & Chemicals, Inc.                                             414,375
     3,300   Clorox Co.                                                                 435,600
     3,000   Dow Chemical Co.                                                           261,375
     7,600   E.I. du Pont de Nemours & Co.                                              477,850
     2,000   Great Lakes Chemical Corp.                                                 104,750
     8,000   Monsanto Co.                                                               344,500
     7,100   Morton International, Inc.                                                 214,333
     3,900   Rohm & Haas Co.                                                            351,247
                                                                                     ----------
                                                                                      2,604,030
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMUNICATIONS EQUIPMENT (1.5%)
     2,393   Lucent Technologies, Inc.                                               $  172,445
     4,800   Motorola, Inc.                                                             364,800
                                                                                     ----------
                                                                                        537,245
                                                                                     ----------

             COMPUTER & OFFICE EQUIPMENT (2.8%)
     5,800   Hewlett-Packard Co.                                                        324,800
     5,600   Pitney Bowes, Inc.                                                         389,200
     5,100   Rockwell International Corp.                                               300,900
                                                                                     ----------
                                                                                      1,014,900
                                                                                     ----------

             DRUGS & PHARMACEUTICALS (10.4%)
     6,000   Abbott Laboratories                                                        400,501
     6,000   Bristol-Myers Squibb Co.                                                   486,000
     4,500   Eli Lilly & Co.                                                            491,909
     6,400   Johnson & Johnson                                                          412,000
     4,200   Merck & Co., Inc.                                                          434,700
     4,000   Pfizer, Inc.                                                               478,000
     9,600   Schering-Plough Corp.                                                      459,600
     4,700   Warner-Lambert Co.                                                         583,975
                                                                                     ----------
                                                                                      3,746,685
                                                                                     ----------

             DRUGSTORES (1.2%)
     8,000   Walgreen Co.                                                               429,001
                                                                                     ----------

             DURABLE GOODS-WHOLESALE (0.8%)
     3,500   W.W. Grainger, Inc.                                                        273,657
                                                                                     ----------

             ELECTRIC, GAS & UTILITY COMPANIES (2.7%)
     9,500   Baltimore Gas and Electric Co.                                             253,533
     5,000   Consolidated Natural Gas Co.                                               269,064
     5,000   Duke Energy Corp.                                                          239,690
     7,000   Florida Progress Corp.                                                     219,188
                                                                                     ----------
                                                                                        981,475
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             ELECTRICAL MACHINERY (3.1%)
     6,100   AMP, Inc.                                                               $  254,676
     6,800   Emerson Electric Co.                                                       374,428
     7,200   General Electric Co.                                                       470,700
                                                                                     ----------
                                                                                      1,099,804
                                                                                     ----------

             FABRICATED METAL PRODUCTS (3.2%)
     4,300   Gillette Co.                                                               407,425
     8,200   Illinois Tool Works, Inc.                                                  409,491
     8,000   Stanley Works                                                              320,000
                                                                                     ----------
                                                                                      1,136,916
                                                                                     ----------

             FINANCIAL SERVICES (1.2%)
     6,000   Marsh & McLennan Cos., Inc.                                                428,250
                                                                                     ----------

             FOOD & SOFT DRINKS (9.6%)
    13,000   Archer Daniels Midland Co.                                                 305,506
     3,200   CPC International, Inc.                                                    295,403
     9,000   Campbell Soup Co.                                                          450,000
     6,400   Coca-Cola Co.                                                              432,000
     4,600   General Mills, Inc.                                                        299,580
     7,750   H.J. Heinz Co.                                                             357,472
     6,500   Hershey Foods Corp.                                                        359,532
     3,300   Kellogg Co.                                                                282,565
     8,800   PepsiCo, Inc.                                                              330,553
     8,000   Sara Lee Corp.                                                             333,003
                                                                                     ----------
                                                                                      3,445,614
                                                                                     ----------

             FOREST PRODUCTS (2.6%)
     6,800   Kimberly Clark Corp.                                                       338,300
     8,900   Westvaco Corp.                                                             279,797
     6,200   Weyerhaeuser Co.                                                           322,400
                                                                                     ----------
                                                                                        940,497
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             GENERAL MERCHANDISE TRADE (2.5%)
     4,900   J.C. Penney Co., Inc.                                                   $  255,722
     5,000   May Department Stores Co.                                                  236,250
    11,500   Wal-Mart Stores, Inc.                                                      388,845
                                                                                     ----------
                                                                                        880,817
                                                                                     ----------

             GLASS, OTHER BUILDING MATERIALS (1.8%)
     6,500   Corning, Inc.                                                              361,567
     5,000   PPG Industries, Inc.                                                       290,627
                                                                                     ----------
                                                                                        652,194
                                                                                     ----------

             GROCERY STORES (1.4%)
     7,000   Albertson's, Inc.                                                          255,500
     7,000   Winn-Dixie Stores, Inc.                                                    260,750
                                                                                     ----------
                                                                                        516,250
                                                                                     ----------

             INDUSTRIAL AND COMMERCIAL MACHINERY (1.0%)
     5,900   Dover Corp.                                                                362,850
                                                                                     ----------

             INSTRUMENTS & RELATED PRODUCTS (1.5%)
     7,600   Becton, Dickinson & Co.                                                    384,751
     2,000   Eastman Kodak Co.                                                          153,500
                                                                                     ----------
                                                                                        538,251
                                                                                     ----------

             LIFE INSURANCE (2.1%)
     8,250   Aon Corp.                                                                  426,940
     5,300   Lincoln National Corp.                                                     341,189
                                                                                     ----------
                                                                                        768,129
                                                                                     ----------

             MANUFACTURING CONGLOMERATES (0.9%)
     7,000   Hillenbrand Industries                                                     332,500
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             PETROLEUM PRODUCTS (4.0%)
     3,800   Amoco Corp.                                                             $  330,367
     5,100   Chevron Corp.                                                              377,085
     6,600   Exxon Corp.                                                                405,900
     4,800   Mobil Corp.                                                                335,401
                                                                                     ----------
                                                                                      1,448,753
                                                                                     ----------

             PRIMARY METAL PRODUCTS (0.3%)
     2,000   Nucor Corp.                                                                113,000
                                                                                     ----------

             PRINTING & PUBLISHING (4.5%)
     2,000   Dow Jones & Co., Inc.                                                       80,375
     4,200   Gannett Co., Inc.                                                          414,750
     7,000   Knight-Ridder, Inc.                                                        343,440
     6,000   McGraw-Hill Cos., Inc.                                                     352,878
     2,000   R.R. Donnelley & Sons Co.                                                   73,250
     7,000   Tribune Co.                                                                336,441
                                                                                     ----------
                                                                                      1,601,134
                                                                                     ----------

             PROPERTY & CASUALTY INSURANCE (4.8%)
     3,000   Allstate Corp.                                                             219,000
     2,950   American International Group, Inc.                                         440,657
     5,800   Chubb Corp.                                                                387,876
     1,700   General Re Corp.                                                           309,400
     4,700   St. Paul Cos., Inc.                                                        358,375
                                                                                     ----------
                                                                                      1,715,308
                                                                                     ----------

             RESTAURANTS (0.4%)
     3,000   McDonald's Corp.                                                           144,938
                                                                                     ----------

             SECURITIES, BROKERS, DEALERS, & ADVISORS (1.5%)
     8,800   Merrill Lynch & Co., Inc                                                   524,700
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             SOAPS (2.5%)
     6,800   Colgate-Palmolive Co.                                                   $  443,700
     3,200   Procter & Gamble Co.                                                       452,001
                                                                                     ----------
                                                                                        895,701
                                                                                     ----------

             SPECIALITY CHEMICAL PRODUCTS (1.9%)
     5,000   International Flavors & Fragrances, Inc.                                   252,500
     4,000   Minnesota Mining & Manufacturing Co.                                       408,000
                                                                                     ----------
                                                                                        660,500
                                                                                     ----------

             TRANSPORTATION EQUIPMENT (3.1%)
     6,600   Boeing Co.                                                                 350,215
     7,400   Johnson Controls, Inc.                                                     303,865
     5,400   United Technologies Corp.                                                  448,200
                                                                                     ----------
                                                                                      1,102,280
                                                                                     ----------

             VOICE & DATA TRANSMISSION (4.1%)
     4,300   AT&T Corp.                                                                 150,770
     4,600   Ameritech Corp.                                                            312,515
     4,400   Bell Atlantic Corp.                                                        333,852
     7,400   BellSouth Corp.                                                            343,176
     5,400   SBC Communications, Inc.                                                   334,129
                                                                                     ----------
                                                                                      1,474,442
                                                                                     ----------

             WHOLESALE TRADE-NONDURABLE GOODS (0.8%)
     7,700   Sysco Corp.                                                                281,050
                                                                                     ----------

             TOTAL COMMON STOCK (COST $18,742,813)                                   33,737,922
                                                                                     ----------

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                                      VALUE
             SHORT TERM HOLDINGS (6.1%)

   917,111   Boston 1784 Institutional US Treasury Money Market Fund                 $  917,111
 1,280,605   Forum Daily Assets Treasury Fund                                         1,280,605
                                                                                     ----------

             TOTAL SHORT TERM HOLDINGS (COST $2,197,716)                              2,197,716
                                                                                     ----------

             TOTAL INVESTMENTS (100.0%) (COST $20,940,529)                           $35,935,638
                                                                                     ----------
                                                                                     ----------

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABLILITIES
JUNE 30, 1997

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
ASSETS:
    Investments (Note 2)
      Investments at cost                                          $41,643,624       $20,940,529
      Net unrealized appreciation (depreciation)                    20,810,104        14,995,109
                                                              ----------------  ----------------
        Total investments at value                                  62,453,728        35,935,638

    Interest, dividends and other receivables                           83,096            46,953
    Receivable for Fund shares sold                                     91,775             6,344
                                                              ----------------  ----------------
Total Assets                                                        62,628,599        35,988,935
                                                              ----------------  ----------------

LIABILITIES:
    Dividends payable                                                    3,262             1,922
    Payable for securities purchased                                        --           657,044
    Payable to custodian                                                 2,114                --
    Payable for Fund shares redeemed                                     9,665             4,000
    Payable to Investment Adviser                                       37,904            21,460
    Accrued fees and other expenses                                     52,720            27,128
                                                              ----------------  ----------------
Total Liabilities                                                      105,665           711,554
                                                              ----------------  ----------------
NET ASSETS                                                         $62,522,934       $35,277,381
                                                              ----------------  ----------------
                                                              ----------------  ----------------

COMPONENTS OF NET ASSETS:
    Paid in Capital                                                $39,934,871       $19,480,940
    Undistributed net investment income (loss)                          14,978             2,749
    Net unrealized appreciation (depreciation) on
      investments                                                   20,810,104        14,995,109
    Accumulated net realized gain (loss) on investments              1,762,981           798,583
                                                              ----------------  ----------------
NET ASSETS                                                         $62,522,934       $35,277,381
                                                              ----------------  ----------------
                                                              ----------------  ----------------

Shares of Beneficial Interest, No Par Value                          3,893,863         1,924,574

NET ASSET VALUE, offering price and redemption
  price per share                                                       $16.06            $18.33

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
INVESTMENT INCOME:
    Dividend income                                                 $1,337,812          $699,184
    Interest income                                                    120,667            38,061
                                                              ----------------  ----------------
    Total Investment Income                                          1,458,479           737,245
                                                              ----------------  ----------------
EXPENSES:
    Advisory fees (Note 3)                                             385,655           230,877
    Management fees (Note 3)                                            51,421            30,783
    Transfer agent fees (Note 3)                                        15,479            14,317
    Shareholder services fees (Note 3)                                   1,219                --
    Custodian fees                                                      10,171             9,178
    Accounting fee (Note 3)                                             37,000            44,000
    Legal fees (Note 3)                                                  5,346             2,789
    Audit fee                                                           15,893            16,169
    Trustees fee                                                        14,627             8,929
    Miscellaneous                                                       63,309            29,023
                                                              ----------------  ----------------
Total Expenses                                                         600,120           386,065
    Fees waived (Note 5)                                                    --           (1,780)
                                                              ----------------  ----------------
Net Expenses                                                           600,120           384,285
                                                              ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                           858,359           352,960
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on investments sold                     2,878,813           817,421
    Net change in unrealized appreciation (depreciation) on
      investments                                                   13,036,026         7,342,804
                                                              ----------------  ----------------
NET GAIN (LOSS) ON INVESTMENTS                                      15,914,839         8,160,225
                                                              ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $16,773,198        $8,513,185
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1997 AND 1996

--------------------------------------------------------------------------------

                                                         CUTLER                    CUTLER
                                                         EQUITY                   APPROVED
                                                         INCOME                 LIST EQUITY
                                                          FUND                      FUND
                                                ------------------------  ------------------------
                                                   1997         1996         1997         1996
                                                -----------  -----------  -----------  -----------
NET ASSETS -- BEGINNING OF PERIOD               $46,285,366  $41,469,577  $30,247,807  $21,889,870
                                                -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)                      858,359    1,263,474      352,960      446,083
  Net realized gain (loss) on investments sold    2,878,813    3,083,405      817,421      305,373
  Net change in unrealized appreciation
    (depreciation) on investments                13,036,026    4,913,660    7,342,804    4,740,968
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets
    resulting from operations                    16,773,198    9,260,539    8,513,185    5,492,424
                                                -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                            (869,845)  (1,277,607)    (361,715)    (436,925)
  Net realized capital gain on investments       (4,115,498)    (535,464)     (94,208)          --
                                                -----------  -----------  -----------  -----------
  Total distributions to shareholders            (4,985,343)  (1,813,071)    (455,923)    (436,925)
                                                -----------  -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                  5,928,772    5,500,429    2,668,009    5,890,195
  Reinvestment of distributions                   4,927,163    1,796,759      448,402      427,059
  Redemption of shares                           (6,406,222)  (9,928,867)  (6,144,099)  (3,014,816)
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) from capital share
    transactions                                  4,449,713   (2,631,679)  (3,027,688)   3,302,438
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets          16,237,568    4,815,789    5,029,574    8,357,937
                                                -----------  -----------  -----------  -----------
NET ASSETS -- END OF PERIOD
  (Including line A)                            $62,522,934  $46,285,366  $35,277,381  $30,247,807
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
(A) Accumulated undistributed net investment
  income (loss)                                 $    14,978  $    20,754  $     2,749  $    11,504
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------
SHARE ACTIVITY
  Sale of shares                                    409,218      453,150      163,153      467,208
  Reinvestment of distributions                     373,516      144,973       28,801       31,973
  Redemption of shares                             (462,361)    (809,714)    (399,951)    (235,675)
                                                -----------  -----------  -----------  -----------
  Net increase (decrease) in shares                 320,373     (211,591)    (207,997)     263,506
                                                -----------  -----------  -----------  -----------
                                                -----------  -----------  -----------  -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

NOTE 1  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end, management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually a "Fund" and collectively the "Funds"). The Cutler Equity Income Fund, Cutler Approved List Equity Fund, and Cutler Government Securities Fund each commenced operations on December 30, 1992. On December 27, 1996, the Cutler Government Securities Fund ceased operations.

NOTE 2  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

  The following represent significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Other securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and asked price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

  FEDERAL TAXES -- The Funds intend to qualify and continue to qualify each year as regulated investment companies and distribute all of their taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

  REALIZED GAIN AND LOSS -- Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3  INVESTMENT ADVISORY AND OTHER SERVICES

  INVESTMENT ADVISER -- The investment adviser to the Funds is Cutler & Company LLC ("Adviser"). Pursuant to an Investment Advisory Agreement effective May 1, 1996, the Adviser receives an advisory fee from each of Cutler Equity Income Fund and Cutler Approved List Equity Fund at an annual rate of 0.75% of each Fund's average daily net assets. Prior to May 1, 1996, the advisory fee for Cutler Equity Income Fund and Cutler Approved List Equity Fund was 0.50%.

  MANAGER -- The Trust has entered into a management agreement with Forum Administrative Services, Limited Liability Company ("FAdS"). For its services FAdS is entitled to compensation of 0.10% of the Funds' average daily net assets. A previous management agreement in effect with Forum Financial Services, Inc. ("FFSI") during the period was identical in all material terms including fees. In addition, certain legal expenses were charged to the Trust by FAdS in the amount of $640.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Forum Financial Corp. ("FFC") an affiliate of FAdS and FFSI, provides services as the Trust's transfer agent and dividend disbursing agent to each Fund pursuant to a separate agreement.

  OTHER SERVICES PROVIDERS -- FFC provides portfolio accounting services to each Fund pursuant to a separate agreement with the Trust. FFSI, a registered broker-dealer, acts as the Trust's distributor pursuant to a Distribution Agreement with the Trust for which it receives no compensation.

NOTE 4  TRANSACTIONS OF SECURITIES

  The cost of securities purchased and the proceeds from sales of securities (excluding short term securities) for the year ended June 30, 1997 were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          ------------------   -------------------
Cutler Equity Income Fund                    $11,357,383           $16,838,027
Cutler Approved List Equity Fund               1,157,086             5,322,483

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
JUNE 30, 1997
--------------------------------------------------------------------------------

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1997 were as follows:

                                                                  Unrealized    Unrealized       Net
                                                     Tax Cost    Appreciation  Depreciation  Appreciation
                                                    -----------  ------------  ------------  ------------
Cutler Equity Income Fund                           $41,643,624  $20,939,680   $   129,576   $20,810,104
Cutler Approved List Equity Fund                     20,959,033   15,005,517        28,912    14,976,605

NOTE 5  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Adviser may waive voluntarily a portion of its fee and assume certain expenses of Cutler Equity Income Fund and Cutler Approved List Equity Fund so that fees paid for investment advisory services will not exceed 1.25% of the respective Fund's average daily net assets on an annual basis. FAdS and FFC may waive voluntarily all or a portion of their fees, from time to time. For the year ended June 30, 1997, FFC waived fees totaling $1,780 on behalf of the Cutler Approved List Equity Fund.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout the period.

                                                              CUTLER EQUITY
                                                               INCOME FUND
                                          ------------------------------------------------------
                                                           Year Ended June 30,
                                          ------------------------------------------------------
                                            1997       1996       1995         1994     1993(a)

Net Asset Value, Beginning of Period      $  12.95   $  10.96   $   9.56        $9.95   $ 10.00
                                          --------   --------   --------     --------   --------
Investment Operations
  Net Investment Income (Loss)                0.24       0.35       0.36(b)      0.27      0.10
  Net Realized and Unrealized Gain
    (Loss) on Investments                     4.30       2.13       1.40        (0.40)    (0.05)
                                          --------   --------   --------     --------   --------
Total from Investment Operations              4.54       2.48       1.76        (0.13)     0.05
                                          --------   --------   --------     --------   --------
Distributions From
  Net Investment Income                      (0.24)     (0.35)     (0.34)       (0.26)    (0.10)
  Net Realized Gain on Investments           (1.19)     (0.14)     (0.02)          --        --
                                          --------   --------   --------     --------   --------
Total Distributions                          (1.43)     (0.49)     (0.36)       (0.26)    (0.10)
                                          --------   --------   --------     --------   --------
Net Asset Value, End of Period            $  16.06   $  12.95   $  10.96        $9.56   $  9.95
                                          --------   --------   --------     --------   --------
                                          --------   --------   --------     --------   --------
Total return                                37.65%     22.93%     18.63%       (1.37%)    0.90%(c)

Ratio/Suplementary Data
Net assets at the end of year (in
  thousands)                               $62,523    $46,285    $41,470      $19,706     $2,853
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver                     1.17%      0.98%      0.97%        1.00%     0.98%(c)
  Expenses excluding
    reimbursement/waiver                     1.17%      0.98%      0.97%        1.45%     3.69%(c)
  Net investment income                      1.67%      2.81%      3.49%        3.49%     2.23%(c)

Portfolio turnover rate                     23.22%     57.08%     43.37%       42.83%    32.04%
Average brokerage commission rate (d)      $0.0509    $0.0525        N/A          N/A       N/A

                                                             CUTLER APPROVED
                                                                LIST FUND
                                          ------------------------------------------------------
                                                           Year Ended June 30,
                                          ------------------------------------------------------
                                            1997       1996       1995         1994     1993(a)
Net Asset Value, Beginning of Period      $  14.18   $  11.71   $   9.78     $  10.09   $ 10.00
                                          --------   --------   --------     --------   --------
Investment Operations
  Net Investment Income (Loss)                0.18       0.21       0.24(b)      0.21      0.08
  Net Realized and Unrealized Gain
    (Loss) on Investments                     4.20       2.47       1.92        (0.31)     0.09
                                          --------   --------   --------     --------   --------
Total from Investment Operations              4.38       2.68       2.16        (0.10)     0.17
                                          --------   --------   --------     --------   --------
Distributions From
  Net Investment Income                      (0.18)     (0.21)     (0.23)       (0.21)    (0.08)
  Net Realized Gain on Investments           (0.05)      0.00         --           --        --
                                          --------   --------   --------     --------   --------
Total Distributions                          (0.23)     (0.21)     (0.23)       (0.21)    (0.08)
                                          --------   --------   --------     --------   --------
Net Asset Value, End of Period            $  18.33   $  14.18   $  11.71     $   9.78   $ 10.09
                                          --------   --------   --------     --------   --------
                                          --------   --------   --------     --------   --------
Total return                                31.18%     23.01%     22.33%       (1.07%)    3.31%(c)
Ratio/Suplementary Data
Net assets at the end of year (in
  thousands)                               $35,277    $30,248    $21,890      $12,620     $3,618
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver                     1.25%      1.05%      1.00%        1.00%     0.98%(c)
  Expenses excluding
    reimbursement/waiver                     1.25%      1.13%      1.23%        1.78%     4.53%(c)
  Net investment income                      1.15%      1.65%      2.20%        2.43%     2.27%(c)
Portfolio turnover rate                      3.86%      8.97%     23.42%       22.27%    10.88%
Average brokerage commission rate (d)      $0.0600    $0.0569        N/A          N/A       N/A

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) Annualized.

(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities.

--------------------------------------------------------------------------------

THE CUTLER TRUST

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Shareholders and Trustees
The Cutler Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust, consisting of the Cutler Equity Income Fund and Cutler Approved List Equity Fund, as of June 30, 1997, the related statements of operations for the year then ended, and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period December 30, 1992 (commencement of investment operations) to June 30, 1993. These financial statements and financial highlights are the responsibility of The Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Cutler Trust as of June 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the above stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 22, 1997

--------------------------------------------------------------------------------

THE CUTLER TRUST

OTHER INFORMATION (unaudited)
JUNE 30, 1997

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

Income Dividends -- All of the income and any short term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. 100% of the income dividends of Cutler Equity Income Fund and Cutler Approved List Equity Fund were qualifying dividends for the corporate dividends received deduction.

Capital Gain Dividends -- Cutler Equity Income Fund and Cutler Approved List Equity Fund declared long term capital gain dividends of $3,430,967 and $94,208, respectively, for the fiscal year ended June 30, 1997.

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
JUNE 30, 1997

--------------------------------------------------------------------------------

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the Equity Income Fund and Approved List Equity
                     Fund, and of institutional equity portfolios managed separately by Cutler &
                     Company LLC with objectives similar to the Funds.

                     JOHN Y. KEFFER
       [PHOTO]       Chairman, Forum Financial Corp., Transfer Agent, Forum Financial Services,
                     Inc., Distributor and Forum Administrative Services, LLC, Manager for both funds.

                     BROOKE CUTLER ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company LLC, Investment Adviser to the
                     trust.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

                                                                THE CUTLER TRUST
------------------------------------------------------------------------

TABLE OF CONTENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

                                            Page
                                            ----
Chairman's Letter to the Shareholders.......   1
Investment Advisor's Report.................   2
Comparison of Change in Value of $10,000
  Investment................................   3
Cutler Equity Income Fund Portfolio.........   4
Cutler Approved List Equity Fund
  Portfolio.................................   7
Statements of Assets and Liabilities........  14
Statements of Operations....................  15
Statements of Changes in Net Assets.........  16
Notes to Financial Statements...............  17
Financial Highlights (Per Share Data).......  20
Report of Independent Auditors..............  21
Other Information...........................  22
Trustees of the Cutler Trust................  23

                                  Distributor
                         Forum Financial Services, Inc.

                              CUTLER & COMPANY LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                               info @ cutler.com

------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                              CUTLER APPROVED LIST
                                  EQUITY FUND

                                 ANNUAL REPORT
                                ---------------

                                 June 30, 1997